Tax - Summary of Reconciliation of Tax Charge (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax reconciliation [line items]
Income tax rate	19.00%	19.00%	19.00%
Tax credits	(0.10%)	(0.10%)	0.50%
System Fund	3.10%	0.40%	(6.60%)
Foreign exchange gains (note 7)	(0.90%)
Other permanent differences	0.50%	1.40%	(4.20%)
Non-recoverable foreign taxes	3.50%	3.50%	(5.10%)
Net effect of different rates of tax	6.30%	6.80%	(4.50%)
Effect of changes in UK tax rates and laws	0.00%	(7.00%)	2.40%
Effect of changes in other tax rates and laws	0.10%		0.50%
Reduction in current tax expense by previously unrecognised deferred tax assets	0.00%	(0.10%)	0.70%
Items on which deferred tax arose but where no deferred tax is recognised	1.20%	2.00%	(1.90%)
Effect of adjustments to estimated recoverable deferred tax assets	(0.40%)	0.50%	5.10%
Reduction in deferred tax expense by previously unrecognised deferred tax assets	0.00%		0.30%
Adjustment to tax charge in respect of prior periods	(1.90%)	0.20%	0.90%
Average effective tax rate	30.40%	26.60%	7.10%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Income tax rate	19.00%	19.00%	19.00%
Tax credits	(0.10%)	(0.10%)	(1.70%)
System Fund	(0.40%)	(0.10%)	(1.10%)
Other permanent differences	0.40%	1.20%	12.10%
Non-recoverable foreign taxes	2.50%	3.10%	16.90%
Net effect of different rates of tax	5.60%	6.90%	18.90%
Effect of changes in UK tax rates and laws	0.00%		(7.90%)
Effect of changes in other tax rates and laws	0.00%		(1.70%)
Reduction in current tax expense by previously unrecognised deferred tax assets	0.00%	(0.10%)	(2.40%)
Items on which deferred tax arose but where no deferred tax is recognised	0.40%	1.30%	5.10%
Effect of adjustments to estimated recoverable deferred tax assets	(0.30%)	0.40%	(16.90%)
Reduction in deferred tax expense by previously unrecognised deferred tax assets	0.00%
Adjustment to tax charge in respect of prior periods	(0.50%)	(0.40%)	(2.70%)
Average effective tax rate	26.60%	31.20%	37.60%
Before Exceptional Items System Funds And Foreign Exchange Gains [Member]
Disclosure of income tax reconciliation [line items]
Foreign exchange gains (note 7)	0.00%
Net effect of different rates of tax	(0.80%)	(0.60%)	(1.20%)